INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Changes in allowance and provisions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Changes in allowances and provisions
Beginning	$ (8,850,024)	$ (7,421,300)	$ (5,412,866)
Additions	(2,615,170)	(2,740,415)	(1,504,592)
Additions for business combination	(924,305)		(861,776)
Uses and reversals	2,488,151	270,032	(763,740)
Currency conversion difference	(908,524)	1,041,659	(405,806)
Ending	(10,809,872)	(8,850,024)	(7,421,300)
Allowance deducted from assets
Changes in allowances and provisions
Beginning	(8,247,002)	(6,971,453)	(4,995,470)
Additions	(2,394,162)	(2,447,683)	(1,342,271)
Additions for business combination	(531,232)		(861,776)
Uses and reversals	2,488,151	270,032	(760,237)
Currency conversion difference	(1,233,858)	902,102	(532,173)
Ending	(9,918,103)	(8,247,002)	(6,971,453)
Allowance for impairment of trade debtors
Changes in allowances and provisions
Beginning	(7,142,252)	(5,858,503)	(3,886,832)
Additions	(1,327,385)	(1,598,042)	(698,741)
Additions for business combination			(852,926)
Uses and reversals	1,797,648		(284,727)
Currency conversion difference	(753,615)	314,293	(704,731)
Ending	(7,425,604)	(7,142,252)	(5,858,503)
Allowance for impairment of related parties
Changes in allowances and provisions
Beginning			(768)
Uses and reversals			(565)
Currency conversion difference			203
Allowance for obsolescence
Changes in allowances and provisions
Beginning	(1,104,750)	(1,112,950)	(1,107,870)
Additions	(1,066,777)	(849,641)	(643,530)
Additions for business combination	(531,232)		(8,850)
Uses and reversals	690,503	270,032	(474,945)
Currency conversion difference	(480,243)	587,809	172,355
Ending	(2,492,499)	(1,104,750)	(1,112,950)
Total included in liabilities
Changes in allowances and provisions
Beginning	(603,022)	(449,847)	(417,396)
Additions	(221,008)	(292,732)	(162,321)
Additions for business combination	(393,073)
Uses and reversals			(3,503)
Currency conversion difference	325,334	139,557	126,367
Ending	(891,769)	(603,022)	(449,847)
Provisions for contingencies
Changes in allowances and provisions
Beginning	(603,022)	(449,847)	(417,396)
Additions	(221,008)	(292,732)	(162,321)
Additions for business combination	(393,073)
Uses and reversals			(3,503)
Currency conversion difference	325,334	139,557	126,367
Ending	$ (891,769)	$ (603,022)	$ (449,847)